Accounting Policies, by Policy (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Organization and Business Operations [Abstract]
Basis of Presentation

Basis of Presentation

The accompanying unaudited financial statements should be read in conjunction with the audited financial statements of Intermediate included in the Current Report on Form 8-K/A filed on April 7, 2023 and are presented in conformity with accounting principles generally accepted in the United States of America (“US GAAP”) and pursuant to the rules and regulations of the U.S. Securities and Exchange Commission (“SEC”). In the opinion of management, all adjustments (consisting of normal recurring adjustments) have been made that are necessary to present fairly the financial position, and the results of its operations and its cash flows. The results of operations for an interim period may not give a true indication of results for a full year.

Basis of Presentation

The accompanying financial statement is presented in conformity with accounting principles generally accepted in the United States of America (“GAAP”) and pursuant to the rules and regulations of the SEC.

Risks and uncertainties

Risks and uncertainties

The Company is currently in the development stage and has not yet commenced principal operations or generated revenue. The development of the Company’s projects are subject to a number of risks and uncertainties including, but not limited to, the receipt of the necessary permits and regulatory approvals, commodity price risk impacting the decision to go forward with the projects, the availability and ability to obtain the necessary financing for the construction and development of projects.

Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with GAAP requires the Company’s management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.

Making estimates requires management to exercise significant judgment. It is at least reasonably possible that the estimate of the effect of a condition, situation or set of circumstances that existed at the date of the financial statements, which management considered in formulating its estimate, could change in the near term due to one or more future confirming events. Such estimates may be subject to change as more current information becomes available. Accordingly, the actual results could differ significantly from those estimates.

Use of Estimates

The preparation of consolidated financial statements in conformity with GAAP requires the Company’s management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period.

Making estimates requires management to exercise significant judgment. It is at least reasonably possible that the estimate of the effect of a condition, situation or set of circumstances that existed at the date of the consolidated financial statements, which management considered in formulating its estimate, could change in the near term due to one or more future confirming events. The most significant estimates that affected the consolidated financial statements as of December 31, 2022 are the calculations of the fair values of the over-allotment option, fair values of the representative shares and the fair values of the anchor shares. Such estimates may be subject to change as more current information becomes available. Accordingly, the actual results could differ significantly from those estimates.

Principles of Consolidation

Principles of Consolidation

The Company’s policy is to consolidate all entities that the Company controls by ownership interest or other contractual rights giving the Company control over the most significant activities of an investee. The consolidated financial statements include the accounts of Verde Clean Fuels, and its subsidiaries OpCo, LLC, Intermediate, Bluescape Clean Fuels Employee Holdings, LLC, Bluescape Clean Fuels EmployeeCo., LLC, Bluescape Clean Fuels, LLC, and Maricopa Renewable Fuels I, LLC. All intercompany balances and transactions have been eliminated in consolidation.

Principles of Consolidation

The accompanying consolidated financial statements include the accounts of the Company and its wholly-owned subsidiary. All significant intercompany balances and transactions have been eliminated in consolidation.

Cash Equivalents

Cash Equivalents

The Company considers all short-term investments with an original maturity of three months or less when purchased to be cash equivalents. The Company has a restricted cash balance of $100,000 as of March 31, 2023 for a letter of credit which is included in the determination of cash and restricted cash in the Statement of Cash Flows. There were no other cash equivalents as of March 31, 2023, or December 31, 2022.

Cash and Cash Equivalents

The Company considers all short-term investments with an original maturity of three months or less when purchased to be cash equivalents. As of December 31, 2022 and 2021, the Company has cash of $127,965 and $505,518, respectively. The Company did not have any cash equivalents as of December 31, 2022 and 2021.

Concentration of Credit Risk

Concentration of Credit Risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist of a cash account in a financial institution, which, at times, may exceed the Federal Depository Insurance Corporation limit of $250,000. As of March 31, 2023, the Company has not experienced losses on this account and management believes the Company is not exposed to significant risks on such account.

Concentration of Credit Risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist of a cash account in a financial institution, which, at times, may exceed the Federal Deposit Insurance Corporation coverage limit of $250,000. At December 31, 2022, the Company has not experienced losses on this account.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

The fair value of the Company’s assets and liabilities which qualify as financial instruments under FASB ASC 820, “Fair Value Measurements and Disclosures,” approximates the carrying amounts represented in the balance sheet, primarily due to its short-term nature.

In determining fair value, the valuation techniques consistent with the market approach, income approach and cost approach shall be used to measure fair value. ASC 820 establishes a fair value hierarchy for inputs, which represent the assumptions used by the buyer and seller in pricing the asset or liability. These inputs are further defined as observable and unobservable inputs. Observable inputs are those that buyer and seller would use in pricing the asset or liability based on market data obtained from sources independent of the Company. Unobservable inputs reflect the Company’s assumptions about the inputs that the buyer and seller would use in pricing the asset or liability developed based on the best information available in the circumstances.

The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1 —

Valuations based on unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access. Valuation adjustments and block discounts are not being applied. Since valuations are based on quoted prices that are readily and regularly available in an active market, valuation of these securities does not entail a significant degree of judgment.

Level 2 —

Valuations based on (i) quoted prices in active markets for similar assets and liabilities, (ii) quoted prices in markets that are not active for identical or similar assets, (iii) inputs other than quoted prices for the assets or liabilities, or (iv) inputs that are derived principally from or corroborated by market through correlation or other means.

Level 3 —

Valuations based on inputs that are unobservable and significant to the overall fair value measurement. The fair value of certain of the Company’s assets and liabilities, which qualify as financial instruments under ASC 820, approximates the carrying amounts represented in the balance sheet. The fair values of cash, prepaid expenses, and accrued expenses are estimated to approximate the carrying values as of March 31, 2023, and December 31, 2022, due to the short maturities of such instruments.

Fair Value of Financial Instruments

The fair value of the Company’s assets and liabilities, other than the over-allotment option, which qualify as financial instruments under FASB ASC 820, “Fair Value Measurements and Disclosures,” approximates the carrying amounts represented in the balance sheet, primarily due to its short-term nature. The net asset value for the investments held in the trust account as of December 31, 2022 and 2021 was $177,790,585 and $174,229,680, respectively.

In determining fair value, the valuation techniques consistent with the market approach, income approach and cost approach shall be used to measure fair value. ASC 820 establishes a fair value hierarchy for inputs, which represent the assumptions used by the buyer and seller in pricing the asset or liability. These inputs are further defined as observable and unobservable inputs. Observable inputs are those that buyer and seller would use in pricing the asset or liability based on market data obtained from sources independent of the Company. Unobservable inputs reflect the Company’s assumptions about the inputs that the buyer and seller would use in pricing the asset or liability developed based on the best information available in the circumstances.

The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1 —

Valuations based on unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access. Valuation adjustments and block discounts are not being applied. Since valuations are based on quoted prices that are readily and regularly available in an active market, valuation of these securities does not entail a significant degree of judgment.

Level 2 —

Valuations based on (i) quoted prices in active markets for similar assets and liabilities, (ii) quoted prices in markets that are not active for identical or similar assets, (iii) inputs other than quoted prices for the assets or liabilities, or (iv) inputs that are derived principally from or corroborated by market through correlation or other means.

Level 3 —

Valuations based on inputs that are unobservable and significant to the overall fair value measurement. The fair value of certain of the Company’s assets and liabilities, which qualify as financial instruments under ASC 820, approximates the carrying amounts represented in the balance sheet. The fair values of cash, prepaid expenses, and accrued expenses are estimated to approximate the carrying values as of December 31, 2022 and 2021 due to the short maturities of such instruments.

The Company valued the over-allotment option using the Black Scholes model and the over-allotment option liability is recorded as a Level 3 financial instrument due to the unobservable inputs. At August 17, 2021, the Company recorded $157,500 of over-allotment liability. On August 19, 2021, in connection with the fully exercise of over-allotment option by the underwriters, the Company recorded changes of fair value of over-allotment option of $22,500, and reclassified $180,000 of over-allotment liability into equity.

Net Loss Per Common Stock

Net Loss Per Common Stock

Subsequent to the Business Combination, the Company’s capital structure is comprised of shares of Class A common stock, par value $0.0001 per share (the “Class A common stock”) and shares of Class C common stock, par value $0.0001 per share (the “Class C common stock”). Public shareholders, the Sponsor, and the investors in the private offering of securities of Verde Clean Fuels in connection with the Business Combination (the “PIPE Financing”) hold shares of Class A common stock and warrants, and Holdings owns shares of Class C common stock and Class C units of OpCo (the “Class C OpCo Units”). Class C common stock represents the right to cast one vote per share at the Verde Clean Fuels level, and carry no economic rights, including rights to dividends and distributions upon liquidation. Thus, Class C common stock are not participating securities per ASC 260-10-20. As the Class A common stock represent the only participating securities, the application of the two-class method is not required.

Antidilutive instruments including outstanding warrants and earn out shares were excluded from diluted earnings per share for the three-months ended March 31, 2023, because such instruments are contingently exercisable, the contingencies have not yet been met, and the inclusion of such instruments would be anti-dilutive. As a result, diluted net loss per common stock is the same as basic net loss per common stock for the periods.

Net Loss per Common Share

The Company has two classes of common stock, which are referred to as Class A common stock and Class B common stock. Earnings and losses are shared pro rata between the two classes of shares. The 19,612,500 potential common stock for outstanding warrants to purchase the Company’s common stock were excluded from diluted earnings per share for the years ended December 31, 2022 and 2021 because the warrants are contingently exercisable, and the contingencies have not yet been met and its inclusion would be anti-dilutive. As a result, diluted net loss per common stock is the same as basic net loss per common stock for the periods. The table below presents a reconciliation of the numerator and denominator used to compute basic and diluted net loss per share for each class of common stock:

	For the Years Ended December 31,
	2022		2021
	Redeemable common stock	Non-redeemable common stock	Redeemable common stock	Non-redeemable common stock
Basic and diluted net loss per share:
Numerator:
Allocation of net loss	$(2,932,707)	$(765,437)	$(292,326)	$(182,259)

Denominator:
Weighted-average shares outstanding including common stock subject to redemption	17,250,000	4,502,250	6,462,329	4,029,134
Basic and diluted net loss per share	$(0.17)	$(0.17)	$(0.05)	$(0.05)

Warrants

Warrants

The Company accounts for warrants as either equity-classified or liability-classified instruments based on an assessment of the warrant’s specific terms and applicable authoritative guidance in the Accounting Standards Codification (“ASC”) 480 — Distinguishing Liabilities from Equity (“ASC 480”) and ASC 815 — Derivatives and Hedging (“ASC 815”). Management’s assessment considers whether the warrants are freestanding financial instruments pursuant to ASC 480, whether they meet the definition of a liability pursuant to ASC 480, and whether the warrants meet all of the requirements for equity classification under ASC 815, including whether the warrants are indexed to the Company’s own common stock and whether the warrant holders could potentially require “net cash settlement” in a circumstance outside of the Company’s control, among other conditions for equity classification. This assessment, which requires the use of professional judgment, is conducted at the time of warrant issuance and as of each subsequent quarterly period-end date while the warrants are outstanding.

For issued or modified warrants that meet all of the criteria for equity classification, they are recorded as a component of additional paid-in capital at the time of issuance. For issued or modified warrants that do not meet all the criteria for equity classification, they are recorded at their initial fair value on the date of issuance and subject to remeasurement each balance sheet date with changes in the estimated fair value of the warrants to be recognized as a non-cash gain or loss in the statement of operations. The warrants meet the equity classification criteria.

Segments

Segments

Operating segments are defined as components of an entity for which separate financial information is available and that is regularly reviewed by the Chief Operating Decision Maker (“CODM”) in deciding how to allocate resources to an individual segment and in assessing performance. The Company’s CODM is its Chief Executive Officer. The Company has determined that it operates in one operating segment, as the CODM reviews financial information presented on a combined basis for purposes of making operating decisions, allocating resources, and evaluating financial performance.

Income Taxes

Income Taxes

The Company follows the asset and liability method of accounting for income taxes under ASC 740, “Income Taxes.” Deferred tax assets and liabilities are recognized for the estimated future tax consequences attributable to differences between the financial statements carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that included the enactment date. The Company has elected to use the outside basis approach to measure the deferred tax assets or liabilities based on its investment in its subsidiaries without regard to the underlying assets or liabilities.

In assessing the realizability of deferred tax assets, management considered whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income, and tax planning strategies in making this assessment.

ASC 740 prescribes a recognition threshold and a measurement attribute for the financial statement recognition and measurement of tax positions taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more likely than not to be sustained upon examination by taxing authorities. The Company recognizes accrued interest and penalties related to unrecognized tax benefits as income tax expense. There were no unrecognized tax benefits and no amounts accrued for interest and penalties as of March 31, 2023, and December 31, 2022. The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position. The Company is subject to income tax examinations by major taxing authorities since inception.

The Company’s management does not believe that any recently issued, but not yet effective, accounting standards if currently adopted would have a material effect on the accompanying financial statement.

Income Taxes

The Company follows the asset and liability method of accounting for income taxes under ASC 740, “Income Taxes.” Deferred tax assets and liabilities are recognized for the estimated future tax consequences attributable to differences between the consolidated financial statements carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that included the enactment date. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.

ASC 740 prescribes a recognition threshold and a measurement attribute for the financial statement recognition and measurement of tax positions taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more likely than not to be sustained upon examination by taxing authorities. The Company recognizes accrued interest and penalties related to unrecognized tax benefits as income tax expense. There were no unrecognized tax benefits and no amounts accrued for interest and penalties as of December 31, 2022 and 2021. The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position. The Company is subject to income tax examinations by major taxing authorities since inception.

Reverse recapitalization

Reverse recapitalization

The Business Combination was accounted for according to a common control reverse recapitalization, with no goodwill or other intangible assets recorded, in accordance with GAAP. This determination reflects Holdings holding a majority of the voting power of Intermediate’s pre and post Business Combination operations and Intermediate’s management team retaining similar roles at Verde Clean Fuels. Further, Holdings continues to have control of the board of directors through its majority voting rights.

Under the guidance in the Financial Accounting Standards Board (“FASB”) ASC 805, Business Combinations, for transactions between entities under common control, the assets, liabilities and noncontrolling interests of CENAQ and Intermediate are recognized at their carrying amounts on the date of the business combination. Under this method of accounting, CENAQ is treated as the “acquired” company for financial reporting purposes. Accordingly, for accounting purposes, the business combination is treated as the equivalent of Intermediate issuing stock for the net assets of CENAQ, accompanied by a recapitalization. The net assets of Intermediate are stated at their historical value within the financial statements with no goodwill or other intangible assets recorded.

Property, Equipment, and Improvements

Property, Equipment, and Improvements

Property, equipment, and improvements are stated at cost, less accumulated depreciation. Depreciation is computed using the straight-line method over the estimated useful life of the related asset. The estimated useful lives of assets are as follows:

Computers, office equipment and hardware	3 – 5 years
Furniture and fixtures	7 years
Machinery and equipment	7 years
Leasehold improvements	Shorter of the lease term (including estimated renewals) or the estimated useful lives of the improvement

Maintenance and repairs are charged to expense as incurred, and improvements are capitalized. When assets are retired or otherwise disposed of, the cost and accumulated depreciation are removed from the accounts, and any resulting gain or loss is reflected in the accompanying statements of operations in the period realized.

Accrued Liabilities

Accrued Liabilities

Accrued liabilities consist of the following:

	March 31, 2023	December 31, 2022
Accrued bonuses	$96,738	$86,120
Accrued legal Fees	418,261	558,860
Accrued professional fees	416,797	107,022
Other Accrued Expenses	63,548	10,117
	$995,344	$762,119

Leases

Leases

The Company accounts for leases under Accounting Standards Update (“ASU”) 2016-02, Leases (Topic 842). The core principle of this standard is that a lessee should recognize the assets and liabilities that arise from leases, by recognizing in the consolidated balance sheet a liability to make lease payments (the lease liability) and a right-of-use asset representing its right to use the underlying asset for the lease term. In accordance with the guidance of Topic 842, leases are classified as finance or operating leases, and both types of leases are recognized on the consolidated balance sheet.

Certain lease arrangements may contain renewal options. Renewal options are included in the expected lease term only if they are reasonably certain of being exercised by the Company.

The Company elected the practical expedient to not separate non-lease components from lease components for real-estate lease arrangements. The Company combines the lease and non-lease component into a single accounting unit and accounts for the unit under ASC 842 where lease and non-lease services are included in the classification of the lease and the calculation of the right-of-use asset and lease liability. In addition, the Company has elected the practical expedient to not apply lease recognition requirements to leases with a term of one year or less. Under this expedient, lease costs are not capitalized; rather, are expensed on a straight-line basis over the lease term. The Company’s leases do not contain residual value guarantees or material restrictions or covenants.

The Company uses either the rate implicit in the lease, if readily determinable, or the Company’s incremental borrowing rate for a period comparable to the lease term in order to calculate Net Present Value of the lease liability. The incremental borrowing rate represents the rate that would approximate the rate to borrow funds on a collateralized basis over a similar term and in a similar economic environment.

Impairment of Intangible Assets

Impairment of Intangible Assets

The Company’s intangible asset consists of its intellectual property and patented technology and is considered an indefinite lived intangible and is not subject to amortization. As of March 31, 2023, and December 31, 2022, the gross and carrying amount of this intangible asset was $1,925,151.

A qualitative assessment of indefinite-lived intangible assets is performed in order to determine whether further impairment testing is necessary. In performing this analysis, macroeconomic conditions, industry and market conditions are considered in addition to current and forecasted financial performance, entity-specific events and changes in the composition or carrying amount of net assets under the quantitative analysis, intellectual property and patents are tested.

During the three months ended March 31, 2023, and 2022, the Company did not record any impairment charges.

Impairment of Long-Term Assets

Impairment of Long-Term Assets

The Company evaluates the carrying value of long-lived assets when indicators of impairment exist. The carrying value of a long-lived asset is considered impaired when the estimated separately identifiable, undiscounted cash flows from such asset are less than the carrying value of the asset. In that event, a loss is recognized based on the amount by which the carrying value exceeds the fair value of the long-lived asset. Fair value is determined primarily using the estimated cash flows discounted at a rate commensurate with the risk involved. During the three months ended March 31, 2023 and 2022, the Company did not record any impairment charges.

Emerging Growth Company Accounting Election

Emerging Growth Company Accounting Election

Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect not to take advantage of the extended transition period and comply with the requirements that apply to non-emerging growth companies, and any such election to not take advantage of the extended transition period is irrevocable. The Company expects to be an emerging growth company at least through 2023. Prior to the Business Combination, CENAQ elected to irrevocably opt out of the extended transition period, which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company will adopt the new or revised standard when those standards are effective for public registrants.

Unit-Based Compensation

Unit-Based Compensation

The Company applies ASC 718, Compensation — Stock Compensation (“ASC 718”), in accounting for unit-based compensation to employees. Service-based units compensation cost is measured at the grant date based on the fair value of the equity instruments awarded and is recognized over the period during which an employee is required to provide service in exchange for the award, or the requisite service period, which is usually the vesting period. Performance-based unit compensation cost is measured at the grant date based on the fair value of the equity instruments awarded and is expensed over the requisite service period, based on the probability of achieving the performance goal, with changes in expectations recognized as an adjustment to earnings in the period of the change. If the performance goal is not met, no unit-based compensation expense is recognized and any previously recognized unit-based compensation expense is reversed. Forfeitures of service-based and performance-based units are recognized upon the time of occurrence.

Prior to closing of the Business Combination, certain subsidiaries of the Company, including Bluescape Clean Fuels Intermediate Holdings, LLC, were wholly-owned subsidiaries of Holdings. Holdings, which was outside of the Business Combination perimeter, had entered into several compensation related arrangements with management of Bluescape Clean Fuels Intermediate Holdings, LLC. Compensation costs associated with those arrangements were allocated by Holdings to Bluescape Clean Fuels Intermediate Holdings, LLC as the employees were rendering services to Bluescape Clean Fuels Intermediate Holdings, LLC. However, the ultimate contractual obligation related to these awards, including any future settlement, rested and continues to rest with Holdings.

On August 5, 2022, Holdings entered into an agreement with our management team whereby, all outstanding unvested Series A Incentive Units and Founder Incentive Units became fully vested on the closing of the Business Combination. As part of the agreement, the priority of distributions under the Series A Incentive Units and Founders Incentive Units was also revised such that participants receive 10% of distributions after a specified return to Holdings’ Series A Preferred Unit holders (instead of 20%). Series A Incentive Units refers to 800 incentive units issued by Holdings on August 7, 2020 to certain members of management of Intermediate in compensation for their services. Founder Incentive Units refers to 1,000 incentive units issued by Holdings on August 7, 2020 to certain members of management of Intermediate in compensation for their services.

In connection with the Close of the Business Combination, the Company accelerated the unvested service and performance-based units and recorded share-based payment expense of $2,146,792 during the three-months ended March 31, 2023. The share-based payment expense was included in general and administrative expenses for the three-month period ended March 31, 2023. Performance conditions for the performance-based Founder Incentive Units had not, and were unlikely to be met as of March 31, 2023. As such, no share-based compensation cost was recorded for these units.

Contingent Consideration

Contingent Consideration

Holdings had an arrangement payable to the Company’s CEO and a consultant whereby a contingent payment could become payable in the event that certain return on investment hurdles were met within 5 years of the closing date of the Primus asset purchase. On August 5, 2022, Holdings entered into an agreement with the Company’s management and CEO whereby, if the Business Combination discussed below reaches closing, the Contingent Consideration as discussed below will be forfeited.

The Company did not recognize expense related to the contingent payments for the three months ended March 31, 2022.

The Business Combination closed on February 15, 2023, and therefore the contingent consideration arrangement was terminated and no payments were made. Thus, the Company reversed the entire $1,299,000 during the three months ended March 31, 2023.

Emerging Growth Company

Emerging Growth Company

The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act of 1933, as amended, (the “Securities Act”), as modified by the Jumpstart our Business Startups Act of 2012, (the “JOBS Act”), and it may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the auditor attestation requirements of Section 404 of the Sarbanes-Oxley Act, reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements, and exemptions from the requirements of holding a nonbinding advisory vote on executive compensation and stockholder approval of any golden parachute payments not previously approved.

Further, Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of the Company’s consolidated financial statements with another public company which is neither an emerging growth company nor an emerging growth company which has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.

Marketable Securities held in Trust Account

Marketable Securities Held in Trust Account

As of December 31, 2022, the Company had $177,790,585 in Marketable Securities held in the Trust Account which was invested in US Treasury bills. Upon closing of the IPO, $10.10 per Unit sold in the IPO, including the proceeds of the sale of the Private Placement Warrants, were held in a trust account (“Trust Account”) and may be invested only in U.S. government securities with a maturity of 185 days or less or in money market funds meeting certain conditions under Rule 2a-7 under the Investment Company Act which invest only in direct U.S. government treasury obligations.

Offering Costs associated with the Initial Public Offering

Offering Costs associated with the Initial Public Offering

Offering costs consist of underwriting, legal, accounting and other expenses incurred through the balance sheet date that are directly related to the IPO. The Company complies with the requirements of the ASC 340-10-S99-1 and SEC Staff Accounting Bulletin (“SAB”) Topic 5A —“Expenses of Offering”. Offering costs are allocated to the separable financial instruments issued in the IPO based on a relative fair value basis compared to total proceeds received.

Deferred Financing Costs

Deferred Financing Costs

Deferred financing costs consists of legal expenses incurred through the balance sheet date that are directly related to a proposed financing agreement of a Business Combination. As of December 31, 2022, there were $511,760 of deferred financing costs recorded in the accompanying consolidated balance sheets.

Class A Common Stock Subject to Possible Redemption

Class A Common Stock Subject to Possible Redemption

The Company accounts for its Class A common stock subject to possible redemption in accordance with the guidance in ASC Topic 480 “Distinguishing Liabilities from Equity.” Common stock subject to mandatory redemption (if any) are classified as a liability instrument and measured at fair value. Conditionally redeemable common stock (including common stock that feature redemption rights that are either within the control of the holder or subject to redemption upon the occurrence of uncertain events not solely within the Company’s control) are classified as temporary equity. At all other times, common stock is classified as stockholders’ equity. At December 31, 2022 and 2021, 17,250,000 Class A common stock subject to possible redemption are presented at redemption value as temporary equity, outside of the stockholders’ equity section of the Company’s consolidated balance sheets.

All of the 17,250,000 shares of Class A common stock sold as part of the Units in the IPO contain a redemption feature which allows for the redemption of such public shares if there is a shareholder vote or tender offer in connection with the Business Combination and in connection with certain amendments to the Company’s certificate of incorporation. The following table contains the changes to Class A common stock during the years ended December 31, 2022 and 2021:

	Class A Common Stock Redemption Value	Shares of Class A Common Stock Subject to Possible Redemption (Temporary Equity)	Redemption Value Per Share
Class A common stock subject to possible redemption as December 31, 2021	174,225,000	17,250,000	$10.10
Plus:
Remeasurement adjustment of Class A common stock subject to possible redemption	3,353,871	17,250,000	0.19
Class A common stock subject to possible redemption as of December 31, 2022	177,578,871	17,250,000	$10.29

The Class A common stock sold as part of the Units in the IPO is subject to ASC 480-10-S99. If it is probable that the equity instrument will become redeemable, the Company has the option to either accrete changes in the redemption value over the period from the date of issuance (or from the date that it becomes probable that the instrument will become redeemable, if later) to the earliest redemption date of the instrument or to recognize changes in the redemption value immediately as they occur and adjust the carrying amount of the instrument to equal the redemption value at the end of each reporting period. The Company recognizes changes in redemption value immediately as they occur. Immediately upon the closing of the IPO, the Company recognized the subsequent re-measurement under ASC 480-10-S99 from initial carrying amount to redemption value. The change in the carrying value of redeemable common stock resulted in charges against additional paid-in capital and accumulated deficit.

The representative shares and Class B common stock are non-redeemable.

Over-allotment Option Liability

Over-allotment Option Liability

The Company accounted for the over-allotment option (Note 6) in accordance with the guidance contained in ASC 480. The over-allotment is not considered indexed to the Company’s own common stock, and as such, it does not meet the criteria for equity treatment and is recorded as a liability. The fair value changes of over-allotment option liability between IPO closing date and the option exercise date was recorded in operations.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

In August 2020, the FASB issued Accounting Standards Update (“ASU”) No. 2020-06, Debt — debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging — Contracts in Entity’ Own Equity (Subtopic 815-40): Accounting for Convertible Instruments and Contracts in an Entity’ Own Equity (“ASU 2020-06”), which simplifies accounting for convertible instruments by removing major separation models required under current GAAP. The ASU also removes certain settlement conditions that are required for equity-linked contracts to qualify for the derivative scope exception, and it simplifies the diluted earnings per share calculation in certain areas. The guidance was adopted starting January 1, 2022. Adoption of the ASU did not impact the Company’s financial position, results of operations or cash flows.

In May 2021, the FASB issued ASU 2021-04, Earnings Per Share (Topic 260), Debt — Modifications and Extinguishments (Subtopic 470-50), Compensation — Stock Compensation (Topic 718), and Derivatives and Hedging — Contracts in Entity’s Own Equity (Subtopic 815-40): Issuer’s Accounting for Certain Modifications or Exchanges of Freestanding Equity-Classified Written Call Options (a consensus of the FASB Emerging Issues Task Force). This guidance clarifies certain aspects of the current guidance to promote consistency among reporting of an issuer’s accounting for modifications or exchanges of freestanding equity-classified written call options (for example, warrants) that remain equity classified after modification or exchange. The amendments in this update are effective for all entities for fiscal years beginning after December 15, 2021, including interim periods within those fiscal years. The guidance was adopted starting January 1, 2022. Adoption of the ASU did not impact the Company’s financial position, results of operations or cash flows.

The Company’s management does not believe that any other recently issued, but not yet effective, accounting standards if currently adopted would have a material effect on the accompanying financial statement.